Sales Leaseback (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of minimum payments for the remaining lease

Total lease payment as of January 1, 2018	$590,865
Less: foreign exchange effect	(32,634)
Less: payments during the year	(168,589)
Other loan balance as of December 31, 2018	389,642
Less: foreign exchange effect	(3,249)
Less: payments during the year	(175,093)
Loan balance as of December 31, 2019	211,300
Less: loan payable – current portion	(156,574)
Loan payable – long term portion as of December 31, 2019	$54,726

Schedule of future obligations for payments of lease agreement
Twelve months ended December 31,	Amount
2020	$156,574
2021	54,726
Total	$211,300